Component of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Bermuda	$ 0	$ 0	$ 0
Foreign	1,407	2,142	930
Current Income Tax Expense (Benefit), Total	1,407	2,142	930
Deferred
Bermuda	0	0	0
Foreign	618	(524)	(4,377)
Deferred Income Tax Expense (Benefit), Total	618	(524)	(4,377)
Income tax (expense) benefit	$ 2,025	$ 1,618	$ (3,447)